SEGMENTED INFORMATION - Disclosure of detailed information about segmented information (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Statement [Line Items]
Total Non-Current Asset	$ 154,155,734	$ 151,147,225
Exploration and evaluation assets [Member]
Statement [Line Items]
Total operating segments	150,459,421	150,257,776
Investment In Surge [Member]
Statement [Line Items]
Total operating segments	1,828,201
Other Noncurrent Asset [Member]
Statement [Line Items]
Total operating segments	1,868,112	889,449
CANADA [Member]
Statement [Line Items]
Total Non-Current Asset	1,962,005	785,248
CANADA [Member] | Exploration and evaluation assets [Member]
Statement [Line Items]
Total operating segments	0	0
CANADA [Member] | Investment In Surge [Member]
Statement [Line Items]
Total operating segments	1,828,201
CANADA [Member] | Other Noncurrent Asset [Member]
Statement [Line Items]
Total operating segments	133,804	785,248
United States [Member]
Statement [Line Items]
Total Non-Current Asset	35,818,515	34,903,689
United States [Member] | Exploration and evaluation assets [Member]
Statement [Line Items]
Total operating segments	35,035,156	34,833,511
United States [Member] | Investment In Surge [Member]
Statement [Line Items]
Total operating segments	0
United States [Member] | Other Noncurrent Asset [Member]
Statement [Line Items]
Total operating segments	783,359	70,178
Peru [Member]
Statement [Line Items]
Total Non-Current Asset	116,375,214	115,458,288
Peru [Member] | Exploration and evaluation assets [Member]
Statement [Line Items]
Total operating segments	115,424,265	115,424,265
Peru [Member] | Investment In Surge [Member]
Statement [Line Items]
Total operating segments	0
Peru [Member] | Other Noncurrent Asset [Member]
Statement [Line Items]
Total operating segments	$ 950,949	$ 34,023